COMMITMENTS (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	May 01, 2018	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments
Base Rent		$ 121,396
Lease Term		3 years
Annual operating costs		$ 88,000	$ 147,137	$ 160,856	$ 220,311
Lease expire date	Apr. 30, 2020	Apr. 30, 2018
Office basic rent and operating costs		$ 28,800
Office support services expenses	$ 1,000	$ 7,000